Cash and stock-based compensation plans (Details) - Directors [Member] - Restricted Stocks [Member]	12 Months Ended
	Dec. 31, 2017 USD ($) NumberofShare shares	Dec. 31, 2016 USD ($) NumberofShare	Dec. 31, 2015 USD ($) NumberofShare
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of Shares, Outstanding at Beginning | NumberofShare	96,900	96,321	78,336
Number of Shares, Granted | NumberofShare	57,000	57,000	57,000
Number of Shares, Vested | NumberofShare	(61,950)	(56,421)	(39,015)
Number of Shares, Outstanding at End | NumberofShare	91,950	96,900	96,321
Number of Shares, Expected to vest | shares	91,950
Weighted average grand date fair value Outstanding at beginning | $	$ 27.86	$ 30.62	$ 24.37
Weighted average grand date fair value, Granted | $	27.80	24.14	33.78
Weighted average grand date fair value, Vested | $	28.50	28.80	22.69
Weighted average grand date fair value, Outstanding at End | $	$ 27.40	$ 27.86	$ 30.62